Fair value measurement	12 Months Ended
Dec. 31, 2014
Fair value measurement [Abstract]
Fair value measurement
4.	Fair value measurement

As of December 31, 2013 and 2014, information about inputs into the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		As of December 31,
Financial instruments	Fair value	2013	2014
		US$	US$

Bank time deposits with an original maturity of three months or less	Significant other observable Inputs (Level 2)	7,381	113,371
Bank time deposits and short-term investments with an original maturity more than three months but less than one year	Significant other observable Inputs (Level 2)	4,100	412,555
Total		11,481	525,926